Provision for Income Taxes (Tables)	12 Months Ended
Aug. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets

At August 31, 2017 and 2016, deferred tax assets consisted of:

	August 31,
	2017	2016
Net operating loss caryforwards	$505,486	$357,611
Value allowance	(505,486)	(357,611)

Deferred tax assets – net	$-	$-